Segment Revenue and Expenses - Summary of Earnings (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Impairment losses	$ 0	$ (68)
Profit/(loss) before tax and net finance costs	2,362	2,791
Operating revenue	5,988	7,400
Cost of sales	(3,272)	(3,872)
Gross profit/(loss)	2,716	3,528
Other income	315	134
Operating segments [member]
Disclosure of operating segments [line items]
Impairment losses	0	(68)
Profit/(loss) before tax and net finance costs	2,362	2,791
Other revenue	120	91
Operating revenue	5,988	7,400
Cost of sales	(3,272)	(3,872)
Insurance	(26)	(34)
Gross profit/(loss)	2,716	3,528
Other income	315	134
Exploration and evaluation expenditure	(98)	(133)
Amortisation of permit acquisition	(5)	(4)
Write-offs	0	(1)
Exploration and evaluation	(103)	(138)
General, administrative and other costs	(214)	(237)
Amortisation of intangible assets	(10)
Depreciation of lease assets	(101)	(81)
Restoration movement	(15)	(20)
Other	(226)	(327)
Other costs	(566)	(665)
Other expenses	(669)	(803)
Operating segments [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(1,893)	(1,944)
Operating segments [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(28)	(33)
Operating segments [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(86)	(53)
Operating segments [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(1,779)	(1,858)
Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Impairment losses	0	(68)
Profit/(loss) before tax and net finance costs	2,306	2,795
Other revenue	101	(35)
Operating revenue	4,156	5,209
Cost of sales	(2,054)	(2,386)
Insurance	(13)	(20)
Gross profit/(loss)	2,102	2,823
Other income	242	106
Exploration and evaluation expenditure	(12)	(9)
Write-offs	0	0
Exploration and evaluation	(12)	(9)
Depreciation of lease assets	(28)	(22)
Restoration movement	(14)	(8)
Other	16	(27)
Other costs	(26)	(57)
Other expenses	(38)	(66)
Operating segments [member] | Australia [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue	(12)	(120)
Operating segments [member] | Australia [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(1,256)	(1,380)
Operating segments [member] | Australia [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(26)	(31)
Operating segments [member] | Australia [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(41)	(51)
Operating segments [member] | Australia [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(1,189)	(1,298)
Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Impairment losses	0	0
Profit/(loss) before tax and net finance costs	391	273
Other revenue	(2)	(6)
Operating revenue	1,319	1,236
Cost of sales	(855)	(812)
Insurance	(2)	(5)
Gross profit/(loss)	464	424
Other income	20	0
Exploration and evaluation expenditure	(86)	(123)
Amortisation of permit acquisition	(5)	(4)
Write-offs	0	(1)
Exploration and evaluation	(91)	(128)
General, administrative and other costs		(3)
Depreciation of lease assets	(1)	(7)
Restoration movement	(1)	(12)
Other		(1)
Other costs	(2)	(23)
Other expenses	(93)	(151)
Operating segments [member] | International [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue	(2)	(6)
Operating segments [member] | International [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(612)	(547)
Operating segments [member] | International [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	0	(2)
Operating segments [member] | International [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(45)	(2)
Operating segments [member] | International [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(567)	(543)
Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Impairment losses	0	0
Profit/(loss) before tax and net finance costs	218	165
Other revenue	21	132
Operating revenue	513	955
Cost of sales	(323)	(648)
Gross profit/(loss)	190	307
Other income	20	1
General, administrative and other costs		(10)
Depreciation of lease assets	(50)	(34)
Other	58	(99)
Other costs	8	(143)
Other expenses	8	(143)
Operating segments [member] | Marketing [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue	14	126
Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Impairment losses	0	0
Profit/(loss) before tax and net finance costs	(553)	(442)
Cost of sales	(40)	(26)
Insurance	(11)	(9)
Gross profit/(loss)	(40)	(26)
Other income	33	27
Exploration and evaluation expenditure	0	(1)
Exploration and evaluation	0	(1)
General, administrative and other costs	(214)	(224)
Amortisation of intangible assets	(10)
Depreciation of lease assets	(22)	(18)
Other	(300)	(200)
Other costs	(546)	(442)
Other expenses	(546)	(443)
Operating segments [member] | Corporate/Other [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(25)	(17)
Operating segments [member] | Corporate/Other [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(2)
Operating segments [member] | Corporate/Other [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(23)	(17)
Liquefied natural gas [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	3,007	4,679
Liquefied natural gas [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	2,595	3,894
Liquefied natural gas [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	412	785
Pipeline gas [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	619	713
Pipeline gas [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	512	515
Pipeline gas [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	107	198
Crude oil and condensate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	2,091	1,758
Crude oil and condensate [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	861	715
Crude oil and condensate [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,190	1,028
Crude oil and condensate [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	40	15
Natural gas liquids [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	151	159
Natural gas liquids [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	87	120
Natural gas liquids [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	24	16
Natural gas liquids [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	40	23
Revenue from sale of hydrocarbons [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	5,868	7,309
Revenue from sale of hydrocarbons [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	4,055	5,244
Revenue from sale of hydrocarbons [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,321	1,242
Revenue from sale of hydrocarbons [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	492	823
Processing and services revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other revenue	113	85
Processing and services revenue [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Other revenue	113	85
Shipping and other revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other revenue	7	6
Shipping and other revenue [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Other revenue	7	6
Production costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(745)	(807)
Production costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(511)	(614)
Production costs [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(234)	(193)
Royalties excise and levies [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(196)	(316)
Royalties excise and levies [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(185)	(285)
Royalties excise and levies [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(11)	(31)
Inventory movement [member] | Operating segments [member]
Disclosure of operating segments [line items]
Inventory movement	62	33
Inventory movement [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Inventory movement	15	31
Inventory movement [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Inventory movement	47	2
Inventory movement [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Inventory movement	0
Costs of production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(905)	(1,124)
Costs of production [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(694)	(888)
Costs of production [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(200)	(227)
Costs of production [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales	(11)	(9)
Shipping and direct sales costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(154)	(175)
Shipping and direct sales costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(61)	(107)
Shipping and direct sales costs [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(43)	(38)
Shipping and direct sales costs [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	(50)	(30)
Shipping and direct sales costs [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales	0	0
Trading costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(273)	(622)
Trading costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	0	(4)
Trading costs [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	(273)	(618)
Other hydrocarbon costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(26)	(7)
Other hydrocarbon costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(26)	(7)
Other cost of sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(21)	0
Other cost of sales [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(17)	0
Other cost of sales [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales	(4)
Total other cost of sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(474)	(804)
Total other cost of sales [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales	(104)	(118)
Total other cost of sales [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales	(43)	(38)
Total other cost of sales [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	(323)	(648)
Total other cost of sales [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales	$ (4)	$ 0